Income Taxes - Components of the net operating loss carryforwards (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	$ 239
20-Year Carryforward Expires in 2025-2036
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	149
Indefinite Carryforward Period
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	90
US Federal
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	209
US Federal | 20-Year Carryforward Expires in 2025-2036
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	149
US Federal | Indefinite Carryforward Period
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	60
Foreign
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	30
Foreign | 20-Year Carryforward Expires in 2025-2036
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	0
Foreign | Indefinite Carryforward Period
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	$ 30